Fair Value Measurements and Disclosures (Details) (USD $)	Dec. 31, 2014		Dec. 31, 2013
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain/(loss)	$ (97,502)		$ (37,574)
Net fair value	1,069,079		1,791,720
Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Futures	1,905,937		2,391,563
Forwards	264,618		120,687
Total Assets	2,170,555		2,512,250
Liabilities [Abstract]
Futures	511,243		576,554
Forwards	492,731		106,402
Total Liabilities	1,003,974		682,956
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain/(loss)	(97,502)		(37,574)
Net fair value	1,069,079	[1]	1,791,720	[1]
Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member]
Assets [Abstract]
Futures	1,905,937		2,391,563
Forwards	107,239		0
Total Assets	2,013,176		2,391,563
Liabilities [Abstract]
Futures	511,243		576,554
Forwards	146,237		0
Total Liabilities	657,480		576,554
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	1,355,696	[1]	1,815,009	[1]
Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards	157,379		120,687
Total Assets	157,379		120,687
Liabilities [Abstract]
Futures	0		0
Forwards	346,494		106,402
Total Liabilities	346,494		106,402
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	(189,115)	[1]	14,285	[1]
Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Futures
Forwards
Total Assets
Liabilities [Abstract]
Futures
Forwards
Total Liabilities
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[1]		[1]
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain/(loss)	904,006		857,065
Net fair value	3,648,451		2,823,891
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Futures	2,692,207		2,359,953
Forwards	1,015,350		461,172
Total Assets	3,707,557		2,821,125
Liabilities [Abstract]
Futures	266,772		658,381
Forwards	696,340		195,918
Total Liabilities	963,112		854,299
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain/(loss)	904,006		857,065
Net fair value	3,648,451	[2]	2,823,891	[2]
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member]
Assets [Abstract]
Futures	2,692,207		2,359,953
Forwards	154,658		0
Total Assets	2,846,865		2,359,953
Liabilities [Abstract]
Futures	266,772		658,381
Forwards	230,638		0
Total Liabilities	497,410		658,381
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	2,349,455	[2]	1,701,572	[2]
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards	860,692		461,172
Total Assets	860,692		461,172
Liabilities [Abstract]
Futures	0		0
Forwards	465,702		195,918
Total Liabilities	465,702		195,918
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	394,990	[2]	265,254	[2]
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Futures
Forwards
Total Assets
Liabilities [Abstract]
Futures
Forwards
Total Liabilities
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[2]		[2]
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain/(loss)	(2,400,799)		(2,388,713)
Net fair value	(1,107,556)		(1,225,581)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Futures	873,317		1,306,032
Forwards	1,536,029		528,118
Total Assets	2,409,346		1,834,150
Liabilities [Abstract]
Futures	134,615		374,233
Forwards	981,488		296,785
Total Liabilities	1,116,103		671,018
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain/(loss)	(2,400,799)		(2,388,713)
Net fair value	(1,107,556)	[3]	(1,225,581)	[3]
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1) [Member]
Assets [Abstract]
Futures	873,317		1,306,032
Forwards	111,529		0
Total Assets	984,846		1,306,032
Liabilities [Abstract]
Futures	134,615		374,233
Forwards	75,657		0
Total Liabilities	210,272		374,233
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	774,574	[3]	931,799	[3]
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards	1,424,500		528,118
Total Assets	1,424,500		528,118
Liabilities [Abstract]
Futures	0		0
Forwards	905,831		296,785
Total Liabilities	905,831		296,785
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	518,669	[3]	231,333	[3]
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Futures
Forwards
Total Assets
Liabilities [Abstract]
Futures
Forwards
Total Liabilities
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[3]		[3]

[1]	This amount comprises of the "Total net unrealized gain on open contracts" on the Statements of Financial Condition.
[2]	This amount comprises of the "Net unrealized gain on open contracts" on the Statements of Financial Condition.
[3]	This amount comprises of the "Net unrealized loss on open contracts" on the Statements of Financial Condition.